Forward Purchase Agreement and Non Redemption Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Forward Purchase Agreement and Non Redemption Agreement [Abstract]
FORWARD PURCHASE AGREEMENT AND NON REDEMPTION AGREEMENT

NOTE 10 — FORWARD PURCHASE AGREEMENT, NON REDEMPTION AGREEMENT AND PRIVATE PLACEMENT FINANCING

Forward Purchase Agreement

On December 13, 2023, Nubia entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “Seller” or “Forward Purchase Investors”) (the “Forward Purchase Agreement”). For purposes of the Forward Purchase Agreement, NUBI is referred to as the “Counterparty” prior to the consummation of the Merger, while Solidion Technology, Inc. (“Pubco”) is referred to as the “Counterparty” after the consummation of the Merger. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement previously filed with the SEC.

Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to, concurrently with the Closing pursuant to Seller’s FPA Funding Amount PIPE Subscription Agreement, purchase up to 9.9% of the total Class A ordinary shares, par value $0.0001 per share, of NUBI (“NUBI Shares”) outstanding following the closing of the Merger, as calculated by Seller (the “Purchased Amount”), less the number of NUBI Shares purchased by Seller separately from third parties through a broker in the open market (“Recycled Shares”). Seller will not be required to purchase an amount of NUBI Shares such that, following such purchase, that Seller’s ownership would exceed 9.9% of the total NUBI Shares outstanding immediately after giving effect to such purchase, unless Seller, at its sole discretion, waives such 9.9% ownership limitation. The Number of Shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

The Forward Purchase Agreement provides for a prepayment shortfall in an amount in U.S. dollars equal to 0.50% of the product of the Recycled Shares and the Initial Price (as defined below). As described below in Shortfall Sales, Seller in its sole discretion may sell Recycled Shares at any time following the Trade Date at any sales price without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall (as set forth under Shortfall Sales below) (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”). A sale of Shares is only (a) a “Shortfall Sale,” subject to the terms and conditions herein applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered under the Forward Purchase Agreement, and (b) an Optional Early Termination, subject to the terms and conditions of the Forward Purchase Agreement applicable to Terminated Shares, when an OET Notice is delivered under the Forward Purchase Agreement, in each case with the delivery of such notice being in the sole discretion of Seller (as further described in the “Optional Early Termination” and “Shortfall Sales” sections in the Forward Purchase Agreement).

The Forward Purchase Agreement provides that Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to (a) the sum of (i) the Number of Shares as set forth in a Pricing Date Notice, plus (ii) number of Recycled Shares multiplied by the redemption price per share (the “Initial Price”) as defined in Section 9.2(b) of NUBI’s Certificate of Incorporation, effective as of March 10, 2023, and as amended from time to time (the “Certificate of Incorporation”), less (b) the Prepayment Shortfall.

The Counterparty will pay to Seller the Prepayment Amount required under the Forward Purchase Agreement directly from the Counterparty’s Trust Account maintained by Continental Stock Transfer and Trust Company holding the net proceeds of the sale of the units in the Counterparty’s initial public offering and the sale of private placement warrants (the “Trust Account”), no later than the earlier of (a) one Local Business Day after the Closing Date and (b) the date any assets from the Trust Account are disbursed in connection with the Merger; except that to the extent that the Prepayment Amount is to be paid from the purchase of Additional Shares by Seller, such amount will be netted against such proceeds, with Seller being able to reduce the purchase price for the Additional Shares by the Prepayment Amount. For the avoidance of doubt, any Additional Shares purchased by Seller will be included in the Number of Shares under the Forward Purchase Agreement for all purposes, including for determining the Prepayment Amount. In addition to the Prepayment Amount, Counterparty shall pay directly from the Trust Account, on the Prepayment Date, an amount equal to the product of (x) up to 200,000 (with such final amount to be determined by Seller in its sole discretion via written notice to Counterparty) and (y) the Initial Price.

Following the Closing, the reset price (the “Reset Price”) will initially be the Initial Price. The Reset Price will be subject to reset on a bi-weekly basis commencing the first week following the thirtieth day after the closing of the Merger to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior two weeks; provided the Reset Price shall be subject to reduction upon a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering.

From time to time and on any date following the Trade Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement, Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to the Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) the next Payment Date following the OET Date (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty shall be entitled to an amount from Seller, and Seller shall pay to the Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date. The payment date may be changed within a quarter at the mutual agreement of the parties.

The valuation date will be the earliest to occur of (a) the date that is three (3) years after the date of the closing of the Merger (the date of the closing of the Merger, the “Closing Date”) pursuant to the Merger Agreement, (b) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, any Additional Termination Event, and (c) the date specified by Seller in a written notice to be delivered to the Counterparty at Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from Seller to the Counterparty in accordance with the Forward Purchase Agreement. In the event the Valuation Date is determined pursuant to clause (c), the Settlement Amount Adjustment will not apply to the calculation of the Settlement Amount.

On the Cash Settlement Payment Date, which is the tenth Local Business Day immediately following the last day of the Valuation Period, Seller will remit to the Counterparty an amount equal to the Settlement Amount and will not otherwise be required to return to the Counterparty any of the Prepayment Amount and the Counterparty shall remit to Seller the Settlement Amount Adjustment; provided that, if the Settlement Amount less the Settlement Amount Adjustment is a negative number, then neither Seller nor the Counterparty shall be liable to the other party for any payment under the “Cash Settlement Payment” Date section of the Forward Purchase Agreement. Under certain circumstances, the Company would be required to settle in shares or cash at the discretion of the Company.

Seller has agreed to waive any redemption rights with respect to the Recycled Shares in connection with the Merger as well as any redemption rights under NUBI’s Certificate of Incorporation that would require redemption by NUBI of the NUBI Shares. Such waiver may reduce the number of NUBI Shares redeemed in connection with the Merger, and such reduction could alter the perception of the potential strength of the Merger. The Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Merger, including Rule 14e-5 under the Securities Exchange Act of 1934.

On February 2, 2024, upon consummation of the Merger, NUBI made a payment to each Forward Purchase Investor in respect of their respective Recycled Shares. This payment totaled 7,352 shares and included a cash payment of $80,241 released from the trust account. The payment was calculated as an amount equal to (a) the number of Recycled Shares multiplied by the redemption price per share (the “Initial Price”) as defined in Section 9.2(b) of NUBI’s Certificate of Incorporation, effective as of March 10, 2023, as amended from time to time (the “Certificate of Incorporation”), less (b) the Prepayment Shortfall. Additionally, on February 2, 2024, NUBI made a payment to Forward Purchase Investors of $2,193,800 from the trust account as reimbursement for the 200,000 consideration shares.

On January 17, 2024, the Company received a Pricing Date Notice from the Forward Purchase Investors specifying 5,838,537 Additional Shares. On March 22, 2024, the Company received an amended Pricing Date Notice revising the total number of Additional Shares to 8,038,537. On June 11, 2024 the Company received an amended Pricing Date Notice revising the total number of Additional Shares to 9,543,002. On August 29, 2024, the Additional Shares have been issued to the Forward Purchase Investors.

The Company used a Monte Carlo analysis to determine the fair value of the FPA. The model measured the total present value of the Company’s proceeds at approximately $98,282 and the total present value of the Company’s liability at approximately $3,500,369, resulting in a net liability of approximately $3,402,100 as of September 30, 2024.

FPA amendment and resolution of lawsuit

On July 17, 2024, plaintiffs Meteora Capital Partners LP, Meteora Select Trading Opportunities Master LP and Meteora Strategic Capital LLC brought a lawsuit against Solidion in Delaware Chancery Court seeking specific performance and monetary damages related to the Forward Purchase Agreement.

On August 29, 2024, the Company and the Seller entered into an amendment (the “Amendment”) to the Forward Purchase Agreement, pursuant to which, among other things:

“Prepayment Shortfall” was amended to additionally provide, with respect to the Additional Shares, amounts to be requested in writing from time to time by the Company (each an “Additional Shortfall Request”) in increments of $500,000 (such amount in the aggregate not to exceed (x) the number of Additional Shares multiplied by (y) the Initial Price), and Seller to pay the Prepayment Shortfall on the Additional Shares on the earlier of (a) the date that the Commission declares the Registration Statement effective (the “Registration Statement Effective Date”) and (b) the first OET Date. Additional Shortfall Requests may only be made, unless waived in writing by the Seller, in the event that (i) there is no Prepayment Shortfall outstanding, (ii) the VWAP Price over the ten (10) trading days prior to an Additional Shortfall Request multiplied by the then current Number of Shares (excluding unregistered shares) held by Seller less Shortfall Sale Shares be at least ten (10) times greater than the Additional Shortfall Request and (iii) at the time that such Prepayment Shortfall would be paid by the Seller, the total value traded in Counterparty’s stock, as reported on the relevant Bloomberg Screen, be at least ten (10) times greater than the Additional Prepayment Shortfall request.

“Prepayment Shortfall Consideration” was amended to provide that Seller in its sole discretion may sell Additional Shares, as well as Recycled Shares, at any time following the Trade Date and at any sales price, without payment by Seller of any Early Termination Obligation, until such time as the proceeds from such sales equal 120% of the Prepayment Shortfall.

“Shortfall Sales” was amended to provide that without Seller’s prior written consent, the Company agrees not to issue, sell or offer or agree to sell any Shares, or securities or debt that is convertible, exercisable or exchangeable into Shares, including under any existing or future equity line of credit, beginning from the date of the Amendment until the earlier of (i) the Valuation Date and (ii) the date the Shortfall Sales equal 120% of the total potential Prepayment Shortfall, including with respect to Additional Shares. The foregoing covenant does not prohibit (i) the issuance of any securities issued or assumed in connection with the Business Combination or (ii) repricing of the Company’s warrants in connection with the closing of the Business Combination.

“Shortfall Sales” was also amended to provide that unless and until the proceeds from Shortfall Sales equal 120% of the Prepayment Shortfall, in the event that the product of (x) the difference between (i) the number of Shares as specified in the Pricing Date Notice(s), less (ii) any Shortfall Sale Shares as of such measurement time, multiplied by (y) the VWAP Price, is less than (z) the difference between (i) the Prepayment Shortfall, less (ii) the proceeds from Shortfall Sales as of such measurement time (the “Shortfall Variance”), then the Company as liquidated damages in respect of such Shortfall Variance, at its option must within five (5) Local Business Days either: (A) Pay in cash an amount equal to the Shortfall Variance; or (B) Issue and deliver to Seller the Shortfall Variance Shares.

“Share Consideration” was amended to additionally provide that upon the execution of the Amendment, Seller became entitled to designate a certain number of Additional Shares as Share Consideration equal to 2,850,000 Shares.

“VWAP Trigger Event” was amended to be defined as an event that occurs if the VWAP Price, for any 10 trading days during a 30 consecutive trading day-period, is below $2.00 per Share.

In addition, upon execution of the Amendment, Seller agreed to temporarily forbear from exercising any rights under the Forward Purchase Agreement upon any Shortfall Variance Registration Failure, VWAP Trigger Event, or Registration Failure that has occurred or may occur (the “Valuation Date Events”) during the period (the “Standstill Period”) beginning on the Pricing Date and ending on December 31, 2024. Immediately upon expiration of the Standstill Period, if any Valuation Date Events have occurred, Seller has all of its rights with respect to such Valuation Date Events to the same extent, and with the same force and effect, as if the forbearance had not occurred.

In addition to all registration rights provided under the Forward Purchase Agreement, upon the execution of the Amendment, the Company within twenty (20) business days, agreed to file a registration statement registering the resale of the Additional Shares and Share Consideration (collectively, the “Meteora Shares”). The Company agreed to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but in any event no later than sixty calendar days after the date of the Amendment. Furthermore, the Company agreed no other shares may be registered before the Meteora Shares, though other shares may be registered concurrently with the Meteora Shares on the same resale registration statement.

In addition, the Amendment provides that Seller, from the date of the Amendment until thirty (30) days following the effectiveness of the resale registration statement registering the Meteora Shares, agrees to limit sales of the Meteora Shares to no more than 10% of the daily trading volume of the Company’s common stock, except on trading days when more than 7,000,000 shares are traded.

Finally, concurrently with the execution of the Amendment, the Company and the Seller agreed to sign and cause to be filed a joint stipulation for dismissal with prejudice of the Action (as defined below) (the “Stipulation”). The Stipulation provides that the Company issue 12,393,002 shares of its common stock to the Seller within five business days of the entry of the Stipulation. In consideration for the Stipulation, the Company agreed to pay Seller’s reasonable and documented attorney’s fees in an amount up to $65,000 related to any legal work performed by Seller’s legal advisors relating to the Company on behalf of Seller. “Action” means (i) the Complaint for Specific Performance and Money Damages filed July 16, 2024 thereby initiating Case No. 2024-0752-LWW Meteora Capital Partners, LP v. Solidion Technology, Inc. in the Court of Chancery of the State of Delaware (the “Delaware Chancery Court”) and (ii) the Motion for Default Judgment filed by Seller related to such complaint on August 13, 2024. On September 9, 2024, the Company and the Seller filed the Stipulation in Delaware Chancery Court.

The Company recorded expense of $1,026,000 based on the stock price on the date of the amendment for the 2,850,000 shares issued in connection with the forbearance and FPA amendment.

Non-Redemption Agreement

On December 13, 2023, NUBI entered into a non-redemption agreement (the “Non-Redemption Agreement”) with certain investors named therein (each, a “Backstop Investor”), each acting on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by each such Backstop Investor or its affiliates. Pursuant to each Non-Redemption Agreement, each Backstop Investor agreed that, on or prior to Closing, it will beneficially own not greater than the lesser of (i) that number of Backstop Shares set forth in the Non-Redemption Agreement and (ii) the total number of NUBI Shares beneficially owned by Backstop Investor and its affiliates and any other persons whose beneficial ownership of NUBI Shares would be aggregated with those of Backstop Investor for purposes of Section 13(d) of the Securities Exchange Act of 1934 not exceeding 9.99% of the total number of issued and outstanding NUBI Shares, and shall not elect to redeem or otherwise tender or submit for redemption any of such Backstop Shares in connection with the second special meeting of NUBI stockholders to be held for the purpose of approving the Merger (the “Second Special Meeting”); provided, however, that in the event Backstop Investor has previously elected to redeem, tender or submit any Backstop Shares for redemption, Backstop Investor shall rescind or reverse such redemption request prior to Closing and NUBI shall accept such request(s) promptly once submitted by Backstop Investor.

On February 2, 2024, upon consummation of the Merger, NUBI paid to each Backstop Investor a payment in respect of its respective Backstop Shares a payment in cash released from the trust Account in an amount equal to the product of (x) the number of Backstop Shares and (y) the Redemption Price, less $4.00. The total cash payment paid to Backstop Investors was $13,937,997 released from the trust account.

March Private Placement Financing

On March 13, 2024, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement (the “Subscription Agreement”) with certain institutional investors (the “PIPE Investors”) for aggregate gross proceeds of $3,850,000, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. EF Hutton, LLC, acted as the exclusive placement agent for the Private Placement. The Private Placement closed on March 15, 2024.

As part of the Private Placement, the Company issued an aggregate of 5,133,332 units and pre-funded units (collectively, the “Units”) at a purchase price of $0.75 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one share of common stock, par value $0.0001 per share of the Company (the “common stock”) (or one pre-funded warrant to purchase one share of common stock (the “Pre-Funded Warrant”)), (ii) two Series A warrants each to purchase one share of common stock (the “Series A Warrant”) and (iii) one Series B warrant to purchase such number of shares of common stock as determined on the Reset Date (as defined below), and in accordance with the terms therein (the “Series B Warrant” and together with the Pre-Funded Warrant and the Series A Warrant, the “Warrants”).

The Pre-Funded Warrants are exercisable on issuance at an exercise price of $0.0001 per share of common stock and will not expire until exercised in full. The Series A Warrants are exercisable upon issuance and have an exercise price of $0.75 per share of common stock (subject to certain anti-dilution and share combination event protections) and have a term of 5.5 years from the date of Stockholder Approval (as defined in the Subscription Agreement). The Series B Warrants will be exercisable following the Reset Date (as defined in the Series B Warrant), will have an exercise price of $0.0001 per share of common stock and will have a term of 5.5 years from the date of Stockholder Approval (as defined in the Subscription Agreement). The exercise price and number of shares of common stock issuable under the Series A Warrants are subject to adjustment and the number of shares of common stock issuable under the Series B Warrant will be determined following the later to occur of: (i) the earlier of (A) the first trading day after the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series B Warrant) has been declared effective for 10 consecutive trading days or (B) the first trading day after the date on which the PIPE Investors may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Securities Act”) for a period of 10 consecutive trading days, or (ii) the 11th trading day after Stockholder Approval (as defined in the Subscription Agreement) is obtained (the “Reset Date”), and to be determined pursuant to the lowest daily average trading price of the common stock during the Reset Period (as defined in the Series B Warrant), subject to a pricing floor of $0.15 per share of common stock, such that the maximum number of shares of common stock underlying the Series A Warrants and Series B Warrants would be an aggregate of approximately 10,266,664 shares and 25,666,660 shares, respectively. In the event either of clauses (i) or (ii) in the immediately preceding sentence has not occurred, “Reset Date” means the 11th trading day after twelve months and 30 trading days following the issuance date of the Series B Warrants.

In connection with the Private Placement, the Company entered into a registration rights agreement with the PIPE Investors, dated as of March 13, 2024 (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of the shares of common stock issued pursuant to the

Securities Purchase Agreement and the common stock issuable upon exercise of the Warrants. The Company filed a registration statement with the SEC pursuant to the Registration Rights Agreement on April 15, 2024. The registration statement has been declared effective by the SEC on June 17, 2024.

Reset Period

The reset period ended on July 2, 2024 (the “Reset Date”), with the lowest 10-day VWAP on June 28, 2024, being $0.4347. Consequently, the reset price was established at $0.3478. As a result, the Series A Warrants and Series B Warrants held by investors were reset to 22,141,701 shares and 5,749,598 shares, respectively.

The number of Series A Warrants and Series B Warrants exercised as of September 30, 2024, was 466,000 and 5,364,046, respectively, resulting in the issuance of 5,830,046 common shares.

August Private Placement Financing

On August 30, 2024, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement (the “Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $4,000,000, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes.

As part of the Private Placement, the Company issued an aggregate of 12,217,468 units and pre-funded units (collectively, the “Units”) at a purchase price of $0.3274 per unit. Each Unit consists of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below), and in accordance with the terms therein (the “Series D Warrant” and together with the Pre-Funded Warrant and the Series C Warrant, the “Warrants”).

The Pre-Funded Warrants are exercisable on issuance at an exercise price of $0.0001 per share of Common Stock and will not expire until exercised in full. The Series C Warrants are exercisable upon issuance and have an exercise price of $0.3274 per share of Common Stock (subject to certain anti-dilution and share combination event protections) and have a term of 5.5 years from the date of Stockholder Approval (as defined in the Subscription Agreement). The Series D Warrants will be exercisable following the Reset Date (as defined in the Series D Warrant), will have an exercise price of $0.0001 per share of Common Stock and will have a term of 5.5 years from the date of Stockholder Approval (as defined in the Subscription Agreement). The exercise price and number of shares of Common Stock issuable under the Series C Warrants are subject to adjustment and the number of shares of Common Stock issuable under the Series D Warrant will be determined following the later to occur of: (i) the earlier of (A) the first trading day after the date on which a resale registration statement covering the resale of all Registrable Securities (as defined in the Series D Warrant) has been declared effective for 10 consecutive trading days or (B) the first trading day after the date on which the Purchasers may sell the Registrable Securities pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Securities Act”) for a period of 10 consecutive trading days, or (ii) the 11th trading day after Stockholder Approval (as defined in the Subscription Agreement) is obtained (the “Reset Date”), and to be determined pursuant to the lowest daily average trading price of the Common Stock during the Reset Period (as defined in the Series D Warrant), subject to a pricing floor of $0.065 per share of Common Stock, such that the maximum number of shares of Common Stock underlying the Series C Warrants and Series D Warrants would be an aggregate of approximately 123,076,923 shares and 49,320,990 shares, respectively. In the event either of clauses (i) or (ii) in the immediately preceding sentence has not occurred, “Reset Date” means the 11th trading day after twelve months and 30 trading days following the issuance date of the Series D Warrants. The Company has undertaken to file a resale registration statement covering all of the Registrable Securities on behalf the Purchasers pursuant to a Registration Rights Agreement (the “Registration Rights Agreement”) also entered into with the Purchasers in connection with the Private Placement.

NOTE 8 — FORWARD PURCHASE AGREEMENT AND NON REDEMPTION AGREEMENT

Forward Purchase Agreement

On December 13, 2023, Nubia entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “Seller” or “Forward Purchase Investors”) (the “Forward Purchase Agreement”). For purposes of the Forward Purchase Agreement, NUBI is referred to as the “Counterparty” prior to the consummation of the Business Combination, while Solidion Technology, Inc. (“Pubco”) is referred to as the “Counterparty” after the consummation of the Business Combination. Capitalized terms used herein but not otherwise defined shall have the meanings ascribed to such terms in the Forward Purchase Agreement.

Pursuant to the terms of the Forward Purchase Agreement, Seller intends, but is not obligated, to, concurrently with the Closing pursuant to Seller’s FPA Funding Amount PIPE Subscription Agreement, purchase up to 9.9% of the total Class A ordinary shares, par value $0.0001 per share, of NUBI (“NUBI Shares”) outstanding following the closing of the Business Combination, as calculated by Seller (the “Purchased Amount”), less the number of NUBI Shares purchased by Seller separately from third parties through a broker in the open market (“Recycled Shares”). Seller will not be required to purchase an amount of NUBI Shares such that, following such purchase, that Seller’s ownership would exceed 9.9% of the total NUBI Shares outstanding immediately after giving effect to such purchase, unless Seller, at its sole discretion, waives such 9.9% ownership limitation. The Number of Shares subject to the Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

The Forward Purchase Agreement provides for a prepayment shortfall in an amount in U.S. dollars equal to 0.50% of the product of the Recycled Shares and the Initial Price (as defined below). As described below in Shortfall Sales, Seller in its sole discretion may sell Recycled Shares at any time following the Trade Date at any sales price without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Prepayment Shortfall (as set forth under Shortfall Sales below) (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”). A sale of Shares is only (a) a “Shortfall Sale,” subject to the terms and conditions herein applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered under the Forward Purchase Agreement, and (b) an Optional Early Termination, subject to the terms and conditions of the Forward Purchase Agreement applicable to Terminated Shares, when an OET Notice is delivered under the Forward Purchase Agreement, in each case with the delivery of such notice being in the sole discretion of Seller (as further described in the “Optional Early Termination” and “Shortfall Sales” sections in the Forward Purchase Agreement).

The Forward Purchase Agreement provides that Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to (a) the sum of (i) the Number of Shares as set forth in a Pricing Date Notice, plus (ii) number of Recycled Shares multiplied by the redemption price per share (the “Initial Price”) as defined in Section 9.2(b) of NUBI’s Certificate of Incorporation, effective as of March 10, 2023, and as amended from time to time (the “Certificate of Incorporation”), less (b) the Prepayment Shortfall.

The Counterparty will pay to Seller the Prepayment Amount required under the Forward Purchase Agreement directly from the Counterparty’s Trust Account maintained by Continental Stock Transfer and Trust Company holding the net proceeds of the sale of the units in the Counterparty’s initial public offering and the sale of private placement warrants (the “Trust Account”), no later than the earlier of (a) one Local Business Day after the Closing Date and (b) the date any assets from the Trust Account are disbursed in connection with the Business Combination; except that to the extent that the Prepayment Amount is to be paid from the purchase of Additional Shares by Seller, such amount will be netted against such proceeds, with Seller being able to reduce the purchase price for the Additional Shares by the Prepayment Amount. For the avoidance of doubt, any Additional Shares purchased by Seller will be included in the Number of Shares under the Forward Purchase Agreement for all purposes, including for determining the Prepayment Amount. In addition to the Prepayment Amount, Counterparty shall pay directly from the Trust Account, on the Prepayment Date, an amount equal to the product of (x) up to 200,000 (with such final amount to be determined by Seller in its sole discretion via written notice to Counterparty) and (y) the Initial Price.

Following the Closing, the reset price (the “Reset Price”) will initially be the Initial Price. The Reset Price will be subject to reset on a bi-weekly basis commencing the first week following the thirtieth day after the closing of the Business Combination to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior two weeks; provided the Reset Price shall be subject to reduction upon a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering.

From time to time and on any date following the Trade Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement, Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to the Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) the next Payment Date following the OET Date (which shall specify the quantity by which the Number of Shares shall be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice shall be to reduce the Number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty shall be entitled to an amount from Seller, and Seller shall pay to the Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date. The payment date may be changed within a quarter at the mutual agreement of the parties.

The valuation date will be the earliest to occur of (a) the date that is three (3) years after the date of the closing of the Business Combination (the date of the closing of the Business Combination, the “Closing Date”) pursuant to the Merger Agreement, (b) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, any Additional Termination Event, and (c) the date specified by Seller in a written notice to be delivered to the Counterparty at Seller’s sole discretion (which Valuation Date shall not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from Seller to the Counterparty in accordance with the Forward Purchase Agreement. In the event the Valuation Date is determined pursuant to clause (c), the Settlement Amount Adjustment will not apply to the calculation of the Settlement Amount.

On the Cash Settlement Payment Date, which is the tenth Local Business Day immediately following the last day of the Valuation Period, Seller will remit to the Counterparty an amount equal to the Settlement Amount and will not otherwise be required to return to the Counterparty any of the Prepayment Amount and the Counterparty shall remit to Seller the Settlement Amount Adjustment; provided that, if the Settlement Amount less the Settlement Amount Adjustment is a negative number, then neither Seller nor the Counterparty shall be liable to the other party for any payment under the “Cash Settlement Payment” Date section of the Forward Purchase Agreement.

Seller has agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Business Combination, as well as any redemption rights under NUBI’s Certificate of Incorporation that would require redemption by NUBI of the NUBI Shares. Such waiver may reduce the number of NUBI Shares redeemed in connection with the Business Combination, and such reduction could alter the perception of the potential strength of the Business Combination. The Forward Purchase Agreement has been structured, and all activity in connection with such agreement has been undertaken, to comply with the requirements of all tender offer regulations applicable to the Business Combination, including Rule 14e-5 under the Securities Exchange Act of 1934.

The derivative liabilities includes the FPA and NRA of $35,576,596 and $11,152,000, respectively at December 31, 2023. The derivative asset relates to the FPA at December 31, 2023.

Non-Redemption Agreement

On December 13, 2023, NUBI entered into a non-redemption agreement (the “Non-Redemption Agreement”) with certain investors named therein (each, a “Backstop Investor”), each acting on behalf of certain funds, investors, entities or accounts that are managed, sponsored or advised by each such Backstop Investor or its affiliates. Pursuant to each Non-Redemption Agreement, each Backstop Investor agreed that, on or prior to Closing, it will beneficially own not greater than the lesser of (i) that number of Backstop Shares set forth in the Non-Redemption Agreement and (ii) the total number of NUBI Shares beneficially owned by Backstop Investor and its affiliates and any other persons whose beneficial ownership of NUBI Shares would be aggregated with those of Backstop Investor for purposes of Section 13(d) of the Securities Exchange Act of 1934 not exceeding 9.99% of the total number of issued and outstanding NUBI Shares, and shall not elect to redeem or otherwise tender or submit for redemption any of such Backstop Shares in connection with the second special meeting of NUBI stockholders to be held for the purpose of approving the Business Combination (the “Second Special Meeting”); provided, however, that in the event Backstop Investor has previously elected to redeem, tender or submit any Backstop Shares for redemption, Backstop Investor shall rescind or reverse such redemption request prior to Closing and NUBI shall accept such request(s) promptly once submitted by Backstop Investor.

Upon consummation of the business combination, NUBI shall pay or cause to be paid to each Backstop Investor a payment in respect of its respective Backstop Shares a payment in respect of Backstop Shares in cash released from the Trust Account in an amount equal to the product of (x) the number of Backstop Shares and (y) the Redemption Price, less $4.00.